Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income taxes:
Federal	$ 0	$ 5,574	$ (4,766)
State and local	94	71	1,629
Foreign	4,771	3,728	2,750
Current income taxes	4,865	9,373	(387)
Deferred income taxes:
Federal	(57)	105,236	(11,227)
State and local	0	17,888	(5,945)
Foreign	(244)	0	(242)
Deferred income taxes	(301)	123,124	(17,414)
Income tax expense (benefit)	$ 4,564	$ 132,497	$ (17,801)